Schedule of Assets (Held at End of Year) (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	401(k) SAVINGS PLAN
Entity Tax Identification Number	64-0693170
EBP, Plan Number	003
Current Value	$ 679,741,806
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Notes Receivables from participants	$ 7,736,264
Notes Receivables from participants maturity date description	maturity dates through 2030
Total assets (Held at End of Year) as filed on Form 5500	$ 687,478,070
Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	400,817,441
Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 227,077,727
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivables from participants interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivables from participants interest rate	9.50%	9.50%
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX AGG 2035 FUND CL M 89,354 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX AGG 2035 FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	89,354
Current Value	$ 2,296,713
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX AGG 2045 FUND CL M 49,583 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX AGG 2045 FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	49,583
Current Value	$ 1,406,542
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX AGG 2055 FUND CL M 18,319 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX AGG 2055 FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	18,319
Current Value	$ 527,692
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX AGG 2065 FUND CL M 56,866 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX AGG 2065 FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	56,866
Current Value	$ 818,539
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX AGG RETIREMENT FUND CL M 7,945 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX AGG RETIREMENT FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	7,945
Current Value	$ 149,291
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX CNSRV 2035 FUND CL M 87,292 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX CNSRV 2035 FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	87,292
Current Value	$ 1,670,028
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX CNSRV 2055 FUND CL M 1,486 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX CNSRV 2055 FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	1,486
Current Value	$ 41,312
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX CNSRV 2065 FUND CL M 911 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX CNSRV 2065 FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	911
Current Value	$ 13,068
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX CNSRV RETIREMENT FUND M 52,829 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX CNSRV RETIREMENT FUND M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	52,829
Current Value	$ 833,918
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX CONSERVATIVE 2045 M 38,782 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX CONSERVATIVE 2045 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	38,782
Current Value	$ 898,300
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX MOD 2035 FUND CL M 3,304,428 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX MOD 2035 FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	3,304,428
Current Value	$ 72,452,218
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX MOD 2045 FUND CL M 2,542,534 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX MOD 2045 FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	2,542,534
Current Value	$ 64,780,471
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX MOD 2055 FUND CL M 980,623 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX MOD 2055 FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	980,623
Current Value	$ 26,638,037
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX MOD 2065 FUND CL M 341,927 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX MOD 2065 FUND CL M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	341,927
Current Value	$ 4,806,060
Investment, Identifier [Axis]: Collective Trust Funds: FLEXPATH INDEX MOD RETIREMENT FUND M 2,906,427 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FLEXPATH INDEX MOD RETIREMENT FUND M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, investment, number of shares/units	2,906,427
Current Value	$ 49,745,538
Investment, Identifier [Axis]: Common Stock: HANCOCK WHITNEY CORPORATION COMMON STOCK 482,901 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	HANCOCK WHITNEY CORPORATION COMMON STOCK [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CommonStockMember
EBP, investment, number of shares/units	482,901
Current Value	$ 30,751,151
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contract: KEY GUARANTEED PORTFOLIO FUND 21,095,487 units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	KEY GUARANTEED PORTFOLIO FUND [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Fully Benefit Responsive Investment Contract [Member]
EBP, investment, number of shares/units	21,095,487
Current Value	$ 21,095,487
Investment, Identifier [Axis]: Mutual Funds: AB LARGE CAP GROWTH ADV 991,620 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AB LARGE CAP GROWTH ADV [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	991,620
Current Value	$ 112,013,372
Investment, Identifier [Axis]: Mutual Funds: AMERICAN FUNDS AMERICAN MUTUAL R5 436,781 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AMERICAN FUNDS AMERICAN MUTUAL R5 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	436,781
Current Value	$ 25,984,110
Investment, Identifier [Axis]: Mutual Funds: BLACKROCK HIGH YIELD INSTL 1,230,511 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BLACKROCK HIGH YIELD INSTL [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	1,230,511
Current Value	$ 8,884,286
Investment, Identifier [Axis]: Mutual Funds: COHEN & STEERS GLOBAL REALTY A 5,228 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	COHEN & STEERS GLOBAL REALTY A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	5,228
Current Value	$ 283,560
Investment, Identifier [Axis]: Mutual Funds: FEDERATED HERMES INTERNATIONAL LEADER ISFGFLX 233,538 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FEDERATED HERMES INTERNATIONAL LEADER ISFGFLX [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	233,538
Current Value	$ 10,308,365
Investment, Identifier [Axis]: Mutual Funds: FEDERATED HERMES MDT LARGE CAP VALUE IS 493,198 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FEDERATED HERMES MDT LARGE CAP VALUE IS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	493,198
Current Value	$ 17,069,570
Investment, Identifier [Axis]: Mutual Funds: FEDERATED HERMES MDT SMALL CP CORE IS 368,166 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FEDERATED HERMES MDT SMALL CP CORE IS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	368,166
Current Value	$ 10,455,904
Investment, Identifier [Axis]: Mutual Funds: FEDERATED HERMES TOTAL RETURN BOND INSTL 1,519,811 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FEDERATED HERMES TOTAL RETURN BOND INSTL [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	1,519,811
Current Value	$ 14,574,991
Investment, Identifier [Axis]: Mutual Funds: NOMURA SMALL CAP CORE INSTITUTIONAL 330,951 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	NOMURA SMALL CAP CORE INSTITUTIONAL [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	330,951
Current Value	$ 10,080,760
Investment, Identifier [Axis]: Mutual Funds: VANGUARD 500 INDEX ADMIRAL 154,993 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD 500 INDEX ADMIRAL [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	154,993
Current Value	$ 97,930,819
Investment, Identifier [Axis]: Mutual Funds: VANGUARD DEVELOPED MARKETS IDX INSTL 715,117 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD DEVELOPED MARKETS IDX INSTL [ Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	715,117
Current Value	$ 14,366,692
Investment, Identifier [Axis]: Mutual Funds: VANGUARD INFLATION-PROTECTED SECS INV 236,924 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD INFLATIONPROTECTED SECS INV [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	236,924
Current Value	$ 2,772,012
Investment, Identifier [Axis]: Mutual Funds: VANGUARD MID CAP INDEX I 471,181 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD MID CAP INDEX I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	471,181
Current Value	$ 37,402,331
Investment, Identifier [Axis]: Mutual Funds: VANGUARD SHORT-TERM FEDERAL ADM 615,904 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD SHORTTERM FEDERAL ADM [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	615,904
Current Value	$ 6,374,604
Investment, Identifier [Axis]: Mutual Funds: VANGUARD SMALL CAP INDEX I 172,357 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD SMALL CAP INDEX I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	172,357
Current Value	$ 21,299,908
Investment, Identifier [Axis]: Mutual Funds: VANGUARD TOTAL BOND MARKET INDEX INST 934,337 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TOTAL BOND MARKET INDEX INST [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	934,337
Current Value	$ 9,128,471
Investment, Identifier [Axis]: Mutual Funds: VANGUARD TOTAL INTL BD IDX ADMIRAL 97,504 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TOTAL INTL BD IDX ADMIRAL [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:MutualFundMember
EBP, investment, number of shares/units	97,504
Current Value	$ 1,887,686